Investment Projects - Additional Information (Detail) $ in Thousands, € in Millions, $ in Millions		12 Months Ended
	Jul. 21, 2017 t	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 ARS ($)
Disclosure of detailed information about investment property [line items]
New cement plant capacity per day | t	5,800
Project cost translation adjustment		$ 285,200	$ 1.4	€ 0.4
Advance payments		675,987
Property, plant and equipment [member]
Disclosure of detailed information about investment property [line items]
Acquisitions of Property, plant and equipment		$ 8,104,000			$ 11,863,000